Investment Strategy - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional)	Jul. 31, 2025
(Allspring Disciplined U.S. Core Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of U.S. large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P  500 Index at the time of purchase. The market capitalization range of the S&P  500 Index was approximately $6.79 billion to $4.93 trillion, as of October 31, 2025, and is expected to change frequently.  We may use futures contracts in order to equitize cash.
We employ a risk controlled investment approach  in seeking to construct  a broadly diversified portfolio of companies with a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, quality and momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business.

(Allspring Growth Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s total assets in equity securities; and
•	up to 25% of the Fund’s total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization.  We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are  benefitting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

(Allspring Large Cap Core Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and
•	up to 10% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index at the time of purchase. The market capitalization range of the S&P 500 Index was approximately $6.79 billion to $4.93 trillion, as of October 31, 2025, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business. We may use futures contracts in order to equitize cash.
We utilize a combination of quantitative methods and  fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to rank securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities that are diversified among major economic sectors.
In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the alpha model.

(Allspring Large Cap Growth Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and
•	up to 25% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments.
We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $1.05 billion to $4.93 trillion, as of October 31, 2025, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are benefitting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

(Allspring Premier Large Company Growth Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of large-capitalization companies; and
•	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.
We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $1.05 billion to $4.93 trillion, as of October 31, 2025, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We seek to identify companies that have the prospect for robust sales and earnings growth rates, that enjoy a competitive advantage and that we believe have effective management with a history of making investments that are in the best interests of shareholders. Furthermore, we seek to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. We believe innovation found in companies on the “right side of change” are  benefitting from technological, demographic, lifestyle and environmental trends, and are often mispriced in today’s public equity markets. This mispricing is a key inefficiency that the team seeks to exploit through intensive fundamental research. We pay particular attention to how management teams allocate capital in order to drive future cash flow; this includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

(Allspring Special Large Cap Value Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and
•	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $1.05 billion to $4.93 trillion, as of October 31, 2025, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.